PROPERTY AND EQUIPMENT (Details Textual) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended			99 Months Ended	108 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Sep. 30, 2013
Depreciation	$ 0	$ 0	$ 2	$ 0	$ 0	$ 11	$ 9